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                    U.S. Securities And Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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      1. Name and address of issuer: The Primary Income Fund, Inc., 700 North
         Water Street, Milwaukee, WI 53202
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      2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                 [ X ]
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      3. Investment Company Act File Number: 811-5831
         Securities Act File Number:   33-29468
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   4(a). Last day of fiscal year for which this notice is filed:   June 30, 2005
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   4(b). [   ] Check box if this Form is being filed late (i.e., more that 90 calendar days after the end of the issuer's fiscal year).
               (See Instructions A.2)
         Note: If the Form is being filed late, interest must be paid on the registration fee due:
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   4(c). [   ] Check box if this is the last time the issuer will be filing this Form.
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      5. Calculation of registration fee:

             (i)    Aggregate sales price of securities
                    sold during the fiscal year pursuant
                    to section 24(f):                                   $167,210
                                                                        --------
             (ii)   Aggregate price of securities redeemed
                    or repurchased during  the fiscal year:   $209,857
                                                              --------
             (iii)  Aggregate price of securities redeemed
                    or repurchased during  any prior fiscal
                    year ending no earlier than
                    October 11, 1995 that were not
                    previously used to reduce registration
                    fees payable to the Commission:         $2,431,143
                                                            ----------
             (iv)   Total available redemption credits
                    (add Items 5(ii) and 5(iii):                      $2,641,000
                                                                      ----------
             (v)    Net sales - if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from
                    Item 5(i)]:                                               $0
                                                                              --
             (vi)   Redemption credits available for use in
                    future years                            $2,473,790
                    - if Item 5(i) is less than Item 5(iv)  ----------
                    [subtract Item 5(iv) from
                    Item 5(i)]:

             (vii)  Multiplier for determining registration
                    fee (See Instruction C.9):                   X     0.0001177
                                                                       ---------
             (viii) Registration fee due [multiply Item 5(v)
                    by Item 5(vii)]
                    (enter "0" if no fee is due):                =         $0.00
                                                                           -----

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      6. Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
                       -------------.
         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                                             -------------.

      7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +         $0.00
                                                                          -----

      8. Total of the amount of the registration fee due plus any interest due [line5(viii) plus line 7]:

                                                                =         $0.00
                                                                          -----

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:


                                        [   ]     Wire Transfer
                                        [   }     Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                By (Signature and Title)*/s/ Lilli Gust
                                         ---------------------------------------
                                         Lilli Gust, President and Treasurer
                                         ---------------------------------------
                Date   September 20, 2005
                       ---------------------------------------------------------
                       * Please print the name and title of the signing officer below the signature.

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